Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Communication Services 2.1%
Entertainment 0.9%
Skillz, Inc.(a)	199,415	3,796,862
Interactive Media & Services 1.2%
EverQuote, Inc., Class A(a)	152,339	5,528,382
Total Communication Services		9,325,244
Consumer Discretionary 17.6%
Diversified Consumer Services 0.5%
Vivint Smart Home, Inc.(a)	156,620	2,242,798
Hotels, Restaurants & Leisure 10.8%
Caesars Entertainment, Inc.(a)	170,450	14,905,852
GAN Ltd.(a)	194,491	3,539,736
Papa John’s International, Inc.	86,150	7,636,336
Penn National Gaming, Inc.(a)	21,408	2,244,415
Planet Fitness, Inc., Class A(a)	225,687	17,445,605
Texas Roadhouse, Inc.(a)	33,024	3,168,323
Total		48,940,267
Internet & Direct Marketing Retail 2.1%
Fiverr International Ltd.(a)	24,833	5,393,231
PubMatic, Inc., Class A(a)	83,724	4,129,268
Total		9,522,499
Multiline Retail 1.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	54,100	4,706,700
Specialty Retail 3.1%
Floor & Decor Holdings, Inc.(a)	69,057	6,593,562
Leslie’s, Inc.(a)	117,109	2,867,999
Lithia Motors, Inc., Class A	12,139	4,735,303
Total		14,196,864
Total Consumer Discretionary		79,609,128
Consumer Staples 1.0%
Food & Staples Retailing 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	95,921	4,303,016
Total Consumer Staples		4,303,016
Energy 0.6%
Energy Equipment & Services 0.2%
Frank’s International NV(a)	230,599	818,626
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.4%
Delek U.S. Holdings, Inc.	92,016	2,004,109
Total Energy		2,822,735
Financials 3.6%
Capital Markets 2.0%
CM Life Sciences, Inc., Class A(a)	51,785	771,079
Falcon Capital Acquisition Corp., Class A(a)	336,922	3,359,112
Hillman Group (The) PIPE(a),(b),(c),(d),(e),(f)	540,000	5,081,400
Total		9,211,591
Consumer Finance 1.6%
LendingTree, Inc.(a)	34,265	7,298,445
Total Financials		16,510,036
Health Care 35.2%
Biotechnology 6.2%
Arrowhead Pharmaceuticals, Inc.(a)	41,825	2,773,416
Insmed, Inc.(a)	68,161	2,321,564
Iovance Biotherapeutics, Inc.(a)	41,563	1,315,885
IVERIC bio, Inc.(a)	157,951	976,137
Kura Oncology, Inc.(a)	46,338	1,309,975
Natera, Inc.(a)	89,840	9,122,354
Nurix Therapeutics, Inc.(a)	32,223	1,001,813
Olema Pharmaceuticals, Inc.(a)	45,535	1,510,851
Revolution Medicines, Inc.(a)	59,148	2,713,710
Sana Biotechnology, Inc.(a)	24,943	834,842
Silverback Therapeutics, Inc.(a)	42,266	1,844,065
SpringWorks Therapeutics, Inc.(a)	30,672	2,256,539
Total		27,981,151
Health Care Equipment & Supplies 7.4%
BioLife Solutions, Inc.(a)	118,021	4,248,756
Glaukos Corp.(a)	63,402	5,321,330
Heska Corp.(a)	50,187	8,454,502
Neogen Corp.(a)	54,072	4,806,460
Quidel Corp.(a)	25,496	3,261,703
Quotient Ltd.(a)	304,756	1,121,502
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Silk Road Medical, Inc.(a)	84,047	4,256,981
Tandem Diabetes Care, Inc.(a)	25,143	2,218,870
Total		33,690,104
Health Care Providers & Services 9.1%
Accolade, Inc.(a)	50,402	2,286,739
Addus HomeCare Corp.(a)	48,842	5,108,385
Amedisys, Inc.(a)	36,217	9,589,899
Chemed Corp.	22,843	10,503,668
HealthEquity, Inc.(a)	162,531	11,052,108
Hims & Hers Health, Inc.(a)	201,798	2,669,788
Total		41,210,587
Health Care Technology 0.9%
Schrodinger, Inc.(a)	55,482	4,232,722
Life Sciences Tools & Services 11.6%
10X Genomics, Inc., Class A(a)	63,656	11,521,736
AbCellera Biologics, Inc.(a)	57,441	1,950,696
Adaptive Biotechnologies Corp.(a)	102,638	4,132,206
Bio-Techne Corp.	39,065	14,920,096
Codexis, Inc.(a)	84,125	1,925,621
NeoGenomics, Inc.(a)	165,736	7,993,447
Olink Holding AB ADR(a)	69,839	2,514,204
Quanterix Corp.(a)	125,494	7,337,634
Total		52,295,640
Total Health Care		159,410,204
Industrials 14.7%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.(a)	18,510	2,636,194
Spirit AeroSystems Holdings, Inc., Class A	87,344	4,249,286
Total		6,885,480
Building Products 0.3%
Advanced Drainage Systems, Inc.	13,632	1,409,412
Commercial Services & Supplies 1.2%
Casella Waste Systems, Inc., Class A(a)	32,842	2,087,766
Healthcare Services Group, Inc.	120,767	3,385,099
Total		5,472,865
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 4.3%
Array Technologies, Inc.(a)	111,972	3,339,005
Plug Power, Inc.(a)	129,020	4,624,077
Shoals Technologies Group, Inc., Class A(a)	15,806	549,733
Sunrun, Inc.(a)	78,045	4,720,161
Vertiv Holdings Co.	321,868	6,437,360
Total		19,670,336
Machinery 1.8%
Helios Technologies, Inc.	21,966	1,600,662
Kornit Digital Ltd.(a)	65,780	6,520,114
Total		8,120,776
Road & Rail 1.7%
Saia, Inc.(a)	33,440	7,710,595
Trading Companies & Distributors 3.9%
McGrath Rentcorp	55,008	4,436,395
SiteOne Landscape Supply, Inc.(a)	76,395	13,043,683
Total		17,480,078
Total Industrials		66,749,542
Information Technology 17.6%
Electronic Equipment, Instruments & Components 0.4%
908 Devices, Inc.(a)	35,752	1,733,972
IT Services 3.7%
Euronet Worldwide, Inc.(a)	51,591	7,135,035
Shift4 Payments, Inc., Class A(a)	119,270	9,781,333
Total		16,916,368
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.	33,161	3,620,186
Ichor Holdings Ltd.(a)	120,735	6,495,543
MKS Instruments, Inc.	41,469	7,689,182
Total		17,804,911
Software 9.6%
Alteryx, Inc., Class A(a)	33,871	2,809,938
Avalara, Inc.(a)	75,529	10,077,834
Bill.com Holdings, Inc.(a)	87,038	12,664,029
Blackline, Inc.(a)	50,187	5,440,271
Five9, Inc.(a)	13,678	2,138,282
fuboTV, Inc.(a)	63,464	1,403,824

2	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paylocity Holding Corp.(a)	15,355	2,761,290
SailPoint Technologies Holdings, Inc.(a)	65,600	3,321,984
Tenable Holdings, Inc.(a)	77,211	2,793,880
Total		43,411,332
Total Information Technology		79,866,583
Materials 3.3%
Chemicals 2.5%
Balchem Corp.	40,013	5,018,030
Livent Corp.(a)	350,481	6,070,331
Total		11,088,361
Metals & Mining 0.8%
Worthington Industries, Inc.	55,468	3,721,348
Total Materials		14,809,709
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
STORE Capital Corp.	154,357	5,170,960
Total Real Estate		5,170,960
Total Common Stocks (Cost $311,506,004)		438,577,157

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(g),(h)	15,530,741	15,529,188
Total Money Market Funds (Cost $15,529,188)		15,529,188
Total Investments in Securities (Cost: $327,035,192)		454,106,345
Other Assets & Liabilities, Net		(884,322)
Net Assets		453,222,023

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $5,081,400, which represents 1.12% of total net assets.
(c)	At March 31, 2021, the Fund had unfunded commitments to purchase shares for the securities shown below:

Security	Shares	Cost ($)
Hillman Group (The) PIPE	540,000	5,406,177

(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2021, the total market value of these securities amounted to $5,081,400, which represents 1.12% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Hillman Group (The) PIPE	01/25/2021	540,000	5,406,177	5,081,400

(e)	Valuation based on significant unobservable inputs.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	21,199,698	101,717,318	(107,387,828)	—	15,529,188	—	3,144	15,530,741
Abbreviation Legend
ADR	American Depositary Receipt
GAN	Grant Anticipation Note
PIPE	Private Investment in Public Equity
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2021

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